Financial And Capital Risk Management And Fair Value Measurement - Summary of Financial instruments by category (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Provisions	£ 4,822	£ 4,123
Warrant liability	531	8,336	£ 50,775
Accruals	4,491	3,826
Lease liability	1,688
Fair value through profit or loss [member]
Financial assets
Cash and short-term deposits	0	0
Other receivables	0	0
Total financial assets	0	0
Financial liabilities
Provisions	4,634	4,123
Convertible loan notes	0	0
Warrant liability	531	8,336
Trade and other payables	0	0
Accruals	0	0
Lease liability	0	0
Total financial liabilities	5,165	12,459
Amortized cost [member]
Financial assets
Cash and short-term deposits	56,334	94,296
Other receivables	400	1,032
Total financial assets	56,734	95,328
Financial liabilities
Provisions	187	0
Convertible loan notes	11,086	14,384
Warrant liability	0	0
Trade and other payables	2,911	2,309
Accruals	4,491	3,826
Lease liability	1,688	2,376
Total financial liabilities	£ 20,363	£ 22,895